Total
DWS Science and Technology Fund
DWS Science and Technology Fund
Investment Objective
The fund seeks growth of capital.
Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 14), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 40) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - DWS Science and Technology Fund - USD ($)		Class A	Class T	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price		5.75%	2.50%	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	[1]	none	none	1.00%	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)		$ 20	none	$ 20	none	$ 20
[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - DWS Science and Technology Fund		Class A	Class T	Class C	INST Class	Class S
Management fee		0.46%	0.46%	0.46%	0.46%	0.46%
Distribution/service (12b-1) fees		0.22%	0.25%	0.98%	none	none
Other expenses	[1]	0.25%	0.32%	0.35%	0.25%	0.30%
Total annual fund operating expenses		0.93%	1.03%	1.79%	0.71%	0.76%
[1]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - DWS Science and Technology Fund - USD ($)	Class A	Class T	Class C	INST Class	Class S
1 Year	$ 664	$ 352	$ 282	$ 73	$ 78
3 Years	854	570	563	227	243
5 Years	1,060	804	970	395	422
10 Years	$ 1,652	$ 1,478	$ 2,105	$ 883	$ 942

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - DWS Science and Technology Fund - USD ($)	Class A	Class T	Class C	INST Class	Class S
1 Year	$ 664	$ 352	$ 182	$ 73	$ 78
3 Years	854	570	563	227	243
5 Years	1,060	804	970	395	422
10 Years	$ 1,652	$ 1,478	$ 2,105	$ 883	$ 942

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Main investments. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of science and technology companies. Science and technology companies are (i) companies whose products, processes, or services, in the opinion of portfolio management, benefit, or are expected to benefit, from the use or commercial application of scientific or technological developments or discoveries; or (ii) companies that, in the opinion of portfolio management, utilize technology and/or science to significantly enhance their business opportunities. Such companies may include companies that, in the opinion of portfolio management, derive a competitive advantage by the application of scientific or technological developments or discoveries. For illustrative purposes, examples of the types of companies in which the fund expects to typically invest include software or hardware manufacturers that invest in developing and maintaining technology products or service offerings; service companies that provide technology service offerings; and biotech companies that invest in scientific research to develop treatments for diseases. The fund may invest in companies of any size and may invest in initial public offerings. While the fund invests mainly in US stocks, it could invest up to 35% of net assets in foreign securities (including emerging markets securities). The fund will concentrate its assets in the group of industries constituting the technology sector and may concentrate in one or more industries in the technology sector. Portfolio management may favor securities from various industries and companies within the technology sector at different times.

The fund may also invest up to 20% of its total assets in debt securities, including bonds of private issuers.

Management process. In choosing securities, portfolio management uses a combination of three analytical disciplines:

Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.

Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. Portfolio management considers the economic outlooks for various industries within the technology sector and looks for those that they believe may benefit from changes in the overall business environment.

In addition, portfolio management uses quantitative analytic tools to attempt to manage the price volatility of the fund as compared to appropriate benchmarks and peer groups.

Portfolio management will normally sell a stock when they believe its price is unlikely to go higher, its fundamentals have changed, other investments offer better opportunities, or in adjusting their emphasis on a given technology industry.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.

Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. Further, geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes and related geopolitical events have led, and in the future may lead, to increased short-term market volatility, which may disrupt securities markets and have adverse long-term effects on US and world economies and markets. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Technology sector risk. The fund invests in common stocks of science and technology companies and will concentrate in the group of industries constituting the technology sector and may concentrate in one or more industries in the technology sector. The fund will therefore be susceptible to adverse economic, business, regulatory and other occurrences affecting the technology sector and science and technology companies. In particular, science and technology companies are vulnerable to market saturation and rapid product obsolescence. Many science and technology companies operate under constantly changing fields and have limited business lines and limited financial resources, making them highly vulnerable to business and economic risks. Other investment risks associated with investing in science and technology securities include abrupt or erratic market movements, management that is dependent on a limited number of people, short product cycles, changing consumer preferences, aggressive pricing of products and services, new market entrants and dependency on patent protection.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund's investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period, initially through December 31, 2020, in which the United Kingdom will seek to negotiate and finalize a trade deal with the EU, but that may be extended for up to two years. During this transition period, the United Kingdom will effectively remain in the EU from an economic perspective but will no longer have any political representation on the EU parliament. Significant uncertainty exists regarding the outcome of these negotiations and any adverse economic and political effects it may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Restricted securities risk. The fund may purchase securities that are subject to legal or contractual restriction on resale ("restricted securities"). The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. This investment practice, therefore, could increase the level of illiquidity of the fund.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

ESG investing risk. When portfolio management considers ESG factors in its fundamental research process and when making investment decisions, there is a risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.

Class T had not commenced investment operations as of the date of this prospectus. The performance figures for Class T shares are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	22.54%	March 31, 2012
Worst Quarter	-18.59%	December 31, 2018

Average Annual Total Returns(For periods ended 12/31/2019 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - DWS Science and Technology Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Sep. 07, 1948	34.05%	15.02%	13.84%
Class A | After tax on distributions		31.35%	12.88%	12.28%
Class A | After tax on distributions and sale of fund shares		22.23%	11.64%	11.24%
Class T | before tax	Feb. 01, 2017	38.48%	15.69%	14.18%
Class C | before tax	May 31, 1994	40.98%	15.36%	13.51%
INST Class | before tax	Aug. 19, 2002	42.47%	16.64%	14.83%
Class S | before tax	Dec. 20, 2004	42.43%	16.57%	14.66%
Standard & Poor's 500® Index (S&P 500®) (reflects no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)		42.68%	20.34%	17.55%

The Advisor believes the additional S&P North American Technology Sector Index generally reflects fund asset allocations and generally represents the fund's overall investment process.